Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Distribution Date:	2/13/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 (Tranche 1)- 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$8,645,175,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$10,214,075,000

Total Outstanding			$18,859,250,000

OSFI Covered Bond Limit			$32,134,043,080

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranches 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Distribution Date:	2/13/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Investor Report Date:	2/13/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$8,645,175,000

A = Lesser of (i) LTV Adjusted Loan Balance and			15,498,063,115.25		A (i)	16,575,468,572.46
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	15,498,063,115.25
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			193,001,163.29
Total: A + B + C + D + E - F			15,305,061,951.96

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			9,004,485,471

A = lesser of (i) Present Value of outstanding loan balance of			16,711,106,289.30		A (i)	16,711,106,289.30
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	29,379,658,516.74
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			16,711,106,289.30

Intercompany Loan Balance

Guarantee Loan			9,247,974,397.27
Demand Loan			7,643,507,621.05
Total			16,891,482,018.32

Portfolio Losses (5)

Period End	Write off Amounts		Loss Percentage (annualized)
January 29, 2015			N/A

Portfolio Flow of Funds

	29-Jan-15		30-Dec-14
Cash Inflows
Principal Receipts	152,060,047.72		174,432,197.77
Proceeds from Sale of Loans	72,975,335.27		10,032,673.93
Revenue Receipts	29,459,762.38		28,457,871.88
Swap Receipts	-		-
Intercompany Loan Receipts	6,980,089,655.75
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(12,649,455.65)		(10,789,899.44)
Mortgage Purchase	(7,053,064,991.02)		(32,306,440.85)
Intercompany Loan Repayment	(152,060,047.72)	(6)	(152,161,889.62)	(7)
Other Outflows(8)	(369,268.85)		233,423.85
Net Inflows/(Outflows)	16,441,037.88		17,897,937.52

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by

CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of January, being 2.8048%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure are done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Notes 13 and 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on February 17th, 2015.

(7) This amount was paid out on January 19th, 2015.

(8) Amounts include expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Investor Report Date:	2/13/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$ 9,820,225,478
Current Month Ending Balance	$16,565,234,355
Number of Mortgage Loans in Pool	96,515
Average Loan Size	$ 171,634
Number of Primary Borrowers	84,964
Number of Properties	86,686

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	54.09%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.54%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	80.65%
Weighted Average Seasoning of Loans in the Portfolio	28.48	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.06%
Weighted Average Original Term of Loans in the Portfolio	54.31	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.84	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	54.32	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	96,449	99.93%	16,553,225,349	99.93%
30 to 59 Days Past Due	52	0.05%	10,001,572	0.06%
60 to 89 Days Past Due	11	0.01%	1,619,213	0.01%
90 or More Days Past Due	3	0.00%	388,220	0.00%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	10,310	10.68%	2,046,573,453	12.35%
British Columbia	12,437	12.89%	2,895,816,732	17.48%
Manitoba	2,404	2.49%	313,712,093	1.89%
New Brunswick	2,371	2.46%	219,969,506	1.33%
Newfoundland	2,242	2.32%	271,185,954	1.64%
Northwest Territories	20	0.02%	2,812,331	0.02%
Nova Scotia	3,615	3.75%	394,679,383	2.38%
Nunavut	-	0.00%	-	0.00%
Ontario	48,580	50.33%	8,460,493,196	51.07%
Prince Edward Island	587	0.61%	57,907,295	0.35%
Quebec	11,104	11.50%	1,428,299,991	8.62%
Saskatchewan	2,603	2.70%	424,703,639	2.56%
Yukon	242	0.25%	49,080,779	0.30%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,601	1.66%	298,926,792	1.80%
599 or less	1,701	1.76%	272,249,556	1.64%
600 - 650	3,024	3.13%	541,686,828	3.27%
651 - 700	6,934	7.18%	1,269,634,955	7.66%
701 - 750	12,103	12.54%	2,235,834,140	13.50%
751 - 800	16,630	17.23%	3,034,476,791	18.32%
801 and Above	54,522	56.49%	8,912,425,291	53.80%
Total	96,515	100.00%	16,565,234,355	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Investor Report Date:	2/13/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	77,530	80.33%	13,256,797,455	80.03%
Variable	18,985	19.67%	3,308,436,899	19.97%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	83,251	86.26%	13,471,154,729	81.32%
Non-STEP	13,264	13.74%	3,094,079,626	18.68%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,964	3.07%	555,571,021	3.35%
Owner Occupied	93,551	96.93%	16,009,663,334	96.65%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	75,532	78.26%	13,487,717,599	81.42%
3.5000 - 3.9999	15,269	15.82%	2,332,537,603	14.08%
4.0000 - 4.4999	4,086	4.23%	552,276,750	3.33%
4.5000 - 4.9999	1,065	1.10%	132,794,619	0.80%
5.0000 - 5.4999	417	0.43%	45,737,618	0.28%
5.5000 - 5.9999	102	0.11%	9,650,417	0.06%
6.0000 - 6.4999	34	0.04%	4,038,383	0.02%
6.5000 - 6.9999	5	0.01%	265,448	0.00%
7.0000 - 7.4999	2	0.00%	112,507	0.00%
7.5000 - 7.9999	3	0.00%	103,412	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,540	11.96%	638,413,244	3.85%
20.01-25.00	4,599	4.77%	459,958,726	2.78%
25.01-30.00	5,010	5.19%	593,229,206	3.58%
30.01-35.00	5,659	5.86%	773,134,435	4.67%
35.01-40.00	5,977	6.19%	919,179,476	5.55%
40.01-45.00	6,158	6.38%	1,002,298,348	6.05%
45.01-50.00	6,729	6.97%	1,247,808,349	7.53%
50.01-55.00	7,712	7.99%	1,569,372,358	9.47%
55.01-60.00	9,248	9.58%	1,984,005,403	11.98%
60.01-65.00	11,238	11.64%	2,550,022,989	15.39%
65.01-70.00	10,733	11.12%	2,387,328,126	14.41%
70.01-75.00	7,908	8.19%	1,649,890,114	9.96%
75.01-80.00	3,312	3.43%	664,614,097	4.01%
80.01 and Above	692	0.72%	125,979,484	0.76%
Total	96,515	100.00%	16,565,234,355	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Investor Report Date:	2/13/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,875	13.34%	1,822,925,819	11.00%
12.00 - 23.99	28,895	29.94%	4,637,046,844	27.99%
24.00 - 35.99	47,240	48.95%	8,871,929,535	53.56%
36.00 - 41.99	1,045	1.08%	143,242,810	0.86%
42.00 - 47.99	1,599	1.66%	236,228,509	1.43%
48.00 - 53.99	1,073	1.11%	199,165,382	1.20%
54.00 - 59.99	2,423	2.51%	411,552,317	2.48%
60.00 - 65.99	535	0.55%	85,737,748	0.52%
66.00 - 71.99	133	0.14%	25,022,527	0.15%
72.00 and Above	697	0.72%	132,382,864	0.80%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	33,551	34.76%	1,890,954,846	11.42%
100,000 - 149,999	18,474	19.14%	2,300,105,585	13.89%
150,000 - 199,999	14,630	15.16%	2,542,102,012	15.35%
200,000 - 249,999	10,230	10.60%	2,288,117,530	13.81%
250,000 - 299,999	7,071	7.33%	1,931,834,528	11.66%
300,000 - 349,999	4,274	4.43%	1,381,422,111	8.34%
350,000 - 399,999	2,804	2.91%	1,046,129,839	6.32%
400,000 - 449,999	1,604	1.66%	678,281,331	4.09%
450,000 - 499,999	1,199	1.24%	567,755,629	3.43%
500,000 - 549,999	708	0.73%	370,728,881	2.24%
550,000 - 599,999	486	0.50%	277,694,489	1.68%
600,000 - 649,999	320	0.33%	199,780,205	1.21%
650,000 - 699,999	232	0.24%	156,001,767	0.94%
700,000 - 749,999	156	0.16%	112,933,570	0.68%
750,000 - 799,999	136	0.14%	105,449,693	0.64%
800,000 - 849,999	113	0.12%	93,229,149	0.56%
850,000 - 899,999	99	0.10%	86,287,350	0.52%
900,000 - 949,999	71	0.07%	65,741,491	0.40%
950,000 - 999,999	53	0.05%	51,751,943	0.31%
1,000,000 or Greater	304	0.31%	418,932,405	2.53%
Total	96,515	100.00%	16,565,234,355	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	10,528	10.91%	1,597,054,958	9.64%
Single Family	84,623	87.68%	14,719,193,613	88.86%
Multi Family	1,165	1.21%	216,850,433	1.31%
Other	199	0.21%	32,135,350	0.19%
Total	96,515	100.00%	16,565,234,355	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Investor Report Date:	2/13/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	71,431,862	54,222,279	69,841,838	100,593,513	116,619,678	121,783,664	162,715,808	198,264,622	247,141,652	360,419,405	319,288,111	166,245,673	47,073,764	10,931,585	2,046,573,453	12.35%
Alberta	Current and Less Than 30 Days Past Due	71,344,745	54,222,279	69,757,342	100,341,316	116,461,953	121,783,664	162,077,633	197,380,055	247,141,652	360,419,405	319,288,111	166,245,673	47,073,764	10,931,585	2,044,469,178	99.90%
Alberta	30 to 59 Days Past Due	87,117	-	84,496	167,566	157,725	-	457,091	884,567	-	-	-	-	-	-	1,838,560	0.09%
Alberta	60 to 89 Days Past Due	-	-	-	84,632	-	-	-	-	-	-	-	-	-	-	84,632	0.00%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	181,084	-	-	-	-	-	-	-	181,084	0.01%
British Columbia	All	135,270,041	104,605,158	122,231,062	145,636,388	184,649,234	192,568,776	240,188,359	284,397,207	323,370,531	420,337,260	454,836,620	206,199,459	78,274,746	3,251,891	2,895,816,732	17.48%
	Current and Less Than 30 Days Past Due	135,270,041	104,220,831	122,111,272	145,456,791	184,649,234	192,156,047	239,724,436	284,257,883	323,145,239	419,452,281	454,533,372	205,919,808	78,274,746	3,251,891	2,892,423,872	99.88%
British Columbia	30 to 59 Days Past Due	-	384,328	119,790	179,597	-	412,729	463,922	139,323	225,292	803,390	303,248	279,651	-	-	3,311,271	0.11%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	81,589	-	-	-	-	81,589	0.00%
British Columbia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	6,086,265	5,691,380	8,042,333	9,916,477	11,979,780	15,202,235	21,349,209	25,429,305	31,900,679	40,369,081	59,553,859	51,840,530	25,622,911	728,051	313,712,093	1.89%
Manitoba	Current and Less Than 30 Days Past Due	6,086,265	5,691,380	8,042,333	9,916,477	11,979,780	15,202,235	21,349,209	25,429,305	31,900,679	40,369,081	59,553,859	51,840,530	25,622,911	728,051	313,712,093	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	4,224,747	4,680,774	4,263,746	6,760,950	7,764,991	9,479,680	12,243,367	11,901,268	14,489,137	24,248,381	30,603,167	47,412,819	35,300,894	6,595,585	219,969,506	1.33%
New Brunswick	Current and Less Than 30 Days Past Due	4,224,747	4,664,490	4,263,746	6,760,950	7,764,991	9,479,680	12,243,367	11,901,268	14,489,137	24,248,381	30,603,167	47,221,052	35,300,894	6,447,876	219,613,745	99.84%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	191,768	-	147,710	339,477	0.15%
New Brunswick	60 to 89 Days Past Due	-	16,284	-	-	-	-	-	-	-	-	-	-	-	-	16,284	0.01%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,177,011	5,210,778	6,660,172	8,403,268	7,856,649	13,695,665	14,185,066	25,339,334	27,303,437	31,641,915	44,061,741	53,787,109	24,174,327	1,689,483	271,185,954	1.64%
Newfoundland	Current and Less Than 30 Days Past Due	7,177,011	5,210,778	6,660,172	8,403,268	7,856,649	13,695,665	14,185,066	25,339,334	27,303,437	31,641,915	44,061,741	53,787,109	24,174,327	1,689,483	271,185,954	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	180,086	85,618	-	316,056	154,818	394,701	-	354,277	-	143,839	186,704	284,823	318,780	392,628	2,812,331	0.02%
North West Territories	Current and Less Than 30 Days Past Due	180,086	85,618	-	316,056	154,818	394,701	-	354,277	-	143,839	186,704	284,823	318,780	392,628	2,812,331	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	10,163,887	8,956,608	10,022,050	12,074,909	16,000,513	18,067,126	21,934,081	26,364,412	31,556,486	35,480,961	51,797,502	71,514,533	67,112,368	13,633,948	394,679,383	2.38%
Nova Scotia	Current and Less Than 30 Days Past Due	10,163,887	8,956,608	10,022,050	12,074,909	16,000,513	18,067,126	21,934,081	26,364,412	31,556,486	35,480,961	51,797,502	71,514,533	67,112,368	13,633,948	394,679,383	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	337,713,121	229,096,869	312,883,071	400,076,061	472,013,715	516,811,219	653,477,796	847,570,455	1,125,240,346	1,421,358,302	1,130,544,941	756,125,181	208,573,588	49,008,533	8,460,493,196	51.07%
Ontario	Current and Less Than 30 Days Past Due	337,374,012	228,993,687	312,883,071	399,758,654	471,472,497	516,319,810	653,307,412	847,098,500	1,124,977,878	1,420,613,450	1,129,921,033	755,928,087	208,573,588	49,008,533	8,456,230,212	99.95%
Ontario	30 to 59 Days Past Due	311,577	82,083	-	317,408	361,612	290,889	-	219,361	-	744,851	370,954	197,093	-	-	2,895,829	0.03%
Ontario	60 to 89 Days Past Due	-	21,099	-	-	-	200,520	170,384	252,593	262,468	-	252,954	-	-	-	1,160,018	0.01%
Ontario	90 Days or More Past Due	27,532	-	-	-	179,605	-	-	-	-	-	-	-	-	-	207,137	0.00%
Prince Edward Island	All	1,673,441	906,696	1,623,908	2,773,523	3,084,345	3,090,275	2,933,901	5,638,278	7,749,891	11,841,141	9,763,464	5,663,755	998,726	165,953	57,907,295	0.35%
Prince Edward Island	Current and Less Than 30 Days Past Due	1,673,441	906,696	1,623,908	2,773,523	3,084,345	3,090,275	2,933,901	5,638,278	7,749,891	11,841,141	9,763,464	5,663,755	998,726	165,953	57,907,295	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	51,913,971	37,629,797	46,196,839	70,902,781	81,430,348	90,150,720	90,976,288	108,845,385	133,198,451	146,405,222	208,876,813	225,856,958	129,375,099	6,541,319	1,428,299,991	8.62%
Quebec	Current and Less Than 30 Days Past Due	51,790,905	37,629,797	46,196,839	70,794,066	81,430,348	90,150,720	90,852,462	108,691,211	133,070,797	146,317,920	208,823,032	225,019,042	129,375,099	6,541,319	1,426,683,556	99.89%
Quebec	30 to 59 Days Past Due	123,066	-	-	108,715	-	-	123,826	154,174	127,654	87,302	53,781	837,916	-	-	1,616,435	0.11%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	12,380,419	8,159,429	10,988,282	15,156,474	16,674,104	19,760,101	26,721,281	32,911,773	39,591,055	55,540,208	74,185,636	61,686,346	43,047,772	7,900,760	424,703,639	2.56%
Saskatchewan	Current and Less Than 30 Days Past Due	12,380,419	8,159,429	10,988,282	15,156,474	16,674,104	19,760,101	26,721,281	32,911,773	39,591,055	55,540,208	73,908,946	61,686,346	43,047,772	7,900,760	424,426,949	99.93%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	276,690	-	-	-	276,690	0.07%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	198,394	713,340	475,907	524,033	951,301	1,294,186	1,083,194	2,356,043	2,463,739	2,237,275	3,629,568	3,272,929	4,741,122	25,139,749	49,080,779	0.30%
Yukon	Current and Less Than 30 Days Past Due	198,394	713,340	475,907	524,033	951,301	1,294,186	1,083,194	2,356,043	2,463,739	2,237,275	3,629,568	3,272,929	4,741,122	25,139,749	49,080,779	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	638,413,244	459,958,726	593,229,206	773,134,435	919,179,476	1,002,298,348	1,247,808,349	1,569,372,358	1,984,005,403	2,550,022,989	2,387,328,126	1,649,890,114	664,614,097	125,979,484	16,565,234,355	100.00%
	Current and Less Than 30 Days Past Due	637,863,952	459,454,932	593,024,920	772,276,518	918,480,534	1,001,394,210	1,246,412,042	1,567,722,339	1,983,389,989	2,548,305,856	2,386,070,499	1,648,383,686	664,614,097	125,831,774	16,553,225,349	99.93%
	30 to 59 Days Past Due	521,760	466,410	204,286	773,285	519,337	703,618	1,044,839	1,397,426	352,946	1,635,544	727,983	1,506,428	-	147,710	10,001,572	0.06%
	60 to 89 Days Past Due	-	37,384	-	84,632	-	200,520	170,384	252,593	262,468	81,589	529,644	-	-	-	1,619,213	0.01%
	90 Days or More Past Due	27,532	-	-	-	179,605	-	181,084	-	-	-	-	-	-	-	388,220	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/29/2015
Investor Report Date:	2/13/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	9,896,833	4,993,415	8,450,916	15,958,427	15,080,377	19,849,196	24,599,021	28,973,695	38,112,679	45,183,192	37,238,245	30,473,204	16,264,237	3,853,356	298,926,792	1.80%
<=599	5,809,304	4,491,869	5,762,228	9,316,431	11,495,524	15,498,911	14,603,442	17,881,932	31,080,989	52,839,876	49,029,490	38,230,962	14,114,193	2,094,404	272,249,556	1.64%
600-650	10,015,040	8,381,841	13,138,586	19,558,181	16,081,664	20,949,305	27,242,056	40,700,081	64,250,852	95,575,510	112,760,589	79,685,110	27,910,991	5,437,022	541,686,828	3.27%
651-700	28,713,232	20,756,969	30,903,914	38,193,007	49,290,355	54,018,000	73,777,622	100,567,893	149,965,584	218,113,680	242,358,262	174,291,434	77,161,616	11,523,389	1,269,634,955	7.66%
701-750	55,754,504	48,725,920	63,382,571	83,099,340	105,375,398	110,263,789	149,030,845	210,406,586	278,040,574	374,650,234	348,923,725	268,903,242	118,564,488	20,712,923	2,235,834,140	13.50%
751-800	82,299,179	63,160,964	78,546,458	126,813,165	139,906,774	157,359,199	214,157,492	294,527,095	375,541,101	529,196,294	481,207,891	330,873,386	133,228,004	27,659,790	3,034,476,791	18.32%
>800	445,925,152	309,447,748	393,044,534	480,195,884	581,949,384	624,359,948	744,397,872	876,315,075	1,047,013,624	1,234,464,203	1,115,809,925	727,432,776	277,370,566	54,698,600	8,912,425,291	53.80%
Total	638,413,244	459,958,726	593,229,206	773,134,435	919,179,476	1,002,298,348	1,247,808,349	1,569,372,358	1,984,005,403	2,550,022,989	2,387,328,126	1,649,890,114	664,614,097	125,979,484	16,565,234,355	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.